Income Taxes (Schedule of Deferred Tax Assets and Liabilities, Net) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Net operating loss and tax credits	$ 16,964,685	$ 16,410,403
Property and equipment and intangibles	227,072	236,318
Allowance for accounts receivable	257,564	251,068
Reserve for expired product	469,466	558,484
Inventory	35,227	193,150
Deferred charges	845,765	910,577
Cumulative compensation costs incurred on deductible equity awards	1,047,149	884,049
Total deferred tax assets	19,846,928	19,444,049
Deferred Tax Liabilities
Intangible assets	(1,313,965)	(1,974,787)
Net deferred tax assets, before valuation allowance	18,532,963	17,469,262
Less: deferred tax asset valuation allowance	(18,511,161)	(17,382,052)
Net deferred tax assets	$ 21,802	$ 87,210